Consumer Advances Receivable, net (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Consumer Loans Receivable [Abstract]
Short-term advances receivable	25,428	50,834
Term loans receivable	0	569
Line of credit advances receivable	3,751	849
Allowance for credit losses	(9,835)	(26,397)	(2,783)
Consumer advances originated by the Company	19,344	25,855
Acquired short-term advances and line of credit advances	6,248	6,585
Consumer loans receivable, net	25,592	32,440